General Information	6 Months Ended
Jun. 30, 2025
General Information [Abstract]
General information

Note 1. General information

The consolidated condensed interim unaudited financial statements cover Mobilicom Limited (the “Company”) as a group consisting of the Company and the entities it controlled at the end of, or during, the half year ended June 30, 2025 (collectively, the “Group”).

On January 1, 2024, the Company transitioned from the Australian dollar (“AUD”) as its presentation currency to the U.S. dollar (‘USD”) as its presentation currency. The change was accounted as a change of accounting policy on a retrospective basis in the Company’s annual report for the year ended December 31, 2024. In addition, commencing January 1, 2024, the Company transitioned from AUD as its functional currency to USD as its functional currency.

The functional currency of the Company’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is Israeli New Shekels (“NIS”) and the functional currency of the Company’s subsidiary, Mobilicom Inc., is United States dollars (“USD”).

During the period ended June 30, 2025, the Company exercised the option to renew the lease for its principal executive offices for additional lease period of 24 months starting February 2026 and recognized $396,218 under for right-of-use assets and lease liabilities.

The Company is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business are:

Registered office	Principal place of business

C/- JM Corporate Services	1 Rakefet Street
Level 21, 459 Collins Street	Shoham, Israel 6083705
Melbourne, Victoria, 3000
Australia

The company’s principal activities are design, develop and deliver of cybersecurity and smart robust solutions for drone, robotics and autonomous platforms.

The Company is an end-to-end provider of cybersecurity and robust solutions for drones, robotics & autonomous platforms. As a high-tech company it designs, develops, and delivers robust solutions focused primarily on targeting global drone, robotics and autonomous system manufacturers. The Company holds patented technology & unique know-how for Mobile Mesh networking. It has a large, field proven portfolio of commercialized products used in a variety of applications. The Company is growing a global customer base with sales to high profile customers including corporates, governments, and military departments. The Company’s competitive advantages include outstanding security capabilities and performance in harsh environmental conditions. The Company’s large solution portfolio is being deployed worldwide, seeing the Company derive revenue from hardware, software sales& licensing fees

In October 2023, Israel was attacked by a terrorist organization and entered a state of war on several fronts. In June 2025, following continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a preemptive strike targeting military and nuclear infrastructure inside Iran, aiming to disrupt Iran’s ability to coordinate or escalate hostilities and degrade its nuclear capabilities. Iran responded with multiple waves of drones and ballistic missiles targeting Israeli cities. While most were intercepted, some caused civilian casualties and infrastructure damage. The Israeli military conducted further operations against Iranian assets. After 12 days of hostilities, a ceasefire between Israel and Iran was reached in June 2025. However, the situation remains volatile, and the risk of broader regional escalation involving additional actors persists. While the vast majority of the employees of the Company are situated in Israel, as of the date of the authorization of the financial statements by the directors, none of the Company’s members of management nor employees are in active military reserve duty. The Company’s product, research and development and business development activities remain on track.

The consolidated condensed interim unaudited financial statements were authorised for issue, in accordance with a resolution of directors, on August 12, 2025.